JPMorgan Large Cap Growth Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
RUSSELL 1000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	7.85%	11.20%	17.34%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.28%	11.85%	17.50%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	14.12%	12.69%	18.25%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.38%	11.21%	16.00%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.39%	9.89%	14.62%